Investment Securities, OTTI Included in Earnings (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
OTTI write-downs included in earnings
Total investment securities	$ 52	$ 183	$ 256
Nonmarketable equity investments	270	161	160
Total OTTI write-downs included in earnings	322	344	416
Total debt securities [Member]
OTTI write-downs included in earnings
Total investment securities	49	158	240
U.S. states and political subdivisions [Member]
OTTI write-downs included in earnings
Total investment securities	11	2	16
Federal agencies [Member]
OTTI write-downs included in earnings
Total investment securities	0	1	0
Residential [Member]
OTTI write-downs included in earnings
Total investment securities	26	72	84
Commercial [Member]
OTTI write-downs included in earnings
Total investment securities	9	53	86
Corporate debt securities [Member]
OTTI write-downs included in earnings
Total investment securities	1	4	11
Collateralized loan and other debt obligations [Member]
OTTI write-downs included in earnings
Total investment securities	2	0	1
Other debt securities
OTTI write-downs included in earnings
Total investment securities	0	26	42
Total marketable equity securities [Member]
OTTI write-downs included in earnings
Total investment securities	3	25	16
Perpetual preferred securities [Member]
OTTI write-downs included in earnings
Total investment securities	0	0	12
Other marketable equity securities [Member]
OTTI write-downs included in earnings
Total investment securities	$ 3	$ 25	$ 4